Segment Information	6 Months Ended
Jun. 30, 2011
Segment Information [Abstract]
Segment Information
7.	Segment Information

Systemax is primarily a direct marketer of brand name and private label products. Our operations are organized into two reportable business segments - Technology Products and Industrial Products.

Our Technology Products segment sells computers, computer supplies and consumer electronics which are marketed in North America and Europe.  Most of these products are manufactured by other companies.  Some products are manufactured for us to our own design and marketed on a private label basis.

Our Industrial Products segment sells a wide array of industrial products and supplies which are marketed in North America. Most of these products are manufactured by other companies.  Some products are manufactured for us to our own design and marketed on a private label basis.

The Company's chief operating decision-maker is the Company's Chief Executive Officer.  The Company evaluates segment performance based on operating income, before net interest, foreign exchange gains and losses, reorganization and other charges, internal management fees and income taxes. Corporate costs not identified with the disclosed segments are grouped as "Corporate and other" below.

The chief operating decision-maker reviews assets and makes capital expenditure decisions for the Company on a consolidated basis only.  The accounting policies of the segments are the same as those of the Company.

The Company's Industrial Products and Technology Products segments sell dissimilar products.  Industrial products are generally higher in price, lower in volume and higher in product margin.  Technology products are generally higher in volume, lower in price and lower in product margin.  This results in higher operating margin for the Industrial Products segment.  Each segment carries specifically identifiable selling, general and administrative expenses, with the selling, general and administrative expenses for the Industrial Products segment being higher as a percentage of sales than those of the Technology Products segment as a result of the Industrial Products segment having a longer selling cycle than the Technology Products segment.

Financial information relating to the Company's operations by reportable segment was as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30		June 30
	2011	2010	2011	2010
Net sales:
Technology Products	$792,745	$743,073	$1,651,008	$1,603,212
Industrial Products	78,765	62,249	149,600	116,780
Corporate and Other	712	553	1,481	1,120
Consolidated	$872,222	$805,875	$1,802,089	$1,721,112

Operating income (loss):
Technology Products	$18,942	$15,473	$36,682	$37,272
Industrial Products	8,960	6,145	15,817	9,724
Corporate and Other	(6,074)	(5,526)	(12,046)	(10,491)
Consolidated	$21,828	$16,092	$40,453	$36,505
Financial information relating to the Company's operations by geographic area was as follows (in thousands):

	Three Months Ended		Six Months Ended
	June 30		June 30
	2011	2010	2011	2010
Net sales:
United States	$552,557	$518,936	$1,136,638	$1,101,183
United Kingdom	102,300	97,300	220,299	212,760
Other Europe	163,879	143,899	331,424	307,453
Other North America	53,486	45,740	113,728	99,716
Consolidated	$872,222	$805,875	$1,802,089	$1,721,112

 Revenues are attributed to countries based on the location of the selling subsidiary.